Shareholders’ Equity	6 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Shareholders’ equity

Note 12 – Shareholders’ equity

Increase in Authorized Shares and Shares Reverse Split

On November 18, 2020, the Company’s shareholders approved to the authorized share capital of the Company be increased from US$75,000 divided into 75,000,000 ordinary shares of a par value of US$0.001 each to US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 125,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares. On December 1, 2021, the Company’s shareholders approved to the authorized share capital of the Company be increased from US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each to US$800,000 divided into 800,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 600,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares.

On March 10, 2022, the Board of Directors of the Company approved the 40-for-1 reverse share split of its ordinary shares in accordance with Cayman law and on April 11, 2022, the Company’s shareholders approved the proposal to implement a reverse share split of the Company’s ordinary shares, par value US$0.001 per share, including the Company’s ordinary shares reserved for issuance (the “Original Ordinary Shares”), at a ratio of forty (40)-for-one and at a time during the following six months to be determined by further action of our Board of Directors (or not at all in the determination of the Board of Directors during the same period), such that each 40 Original Ordinary Shares shall be consolidated into one ordinary share of the Company, par value US$0.04 (the “Adjusted Ordinary Shares”), and that the authorized share capital of the Company is consolidated from US$800,000 divided into 800,000,000 Original Ordinary Shares to US$800,000 divided into 20,000,000 Adjusted Ordinary Shares. The Company’s shareholders also approved the proposal to increase the authorized share capital of the Company at a time during the following six months to be determined by further action of the Company’s Board of Directors (or not at all in the determination of the Board of Directors during the same period) from US$800,000 divided into 20,000,000 Adjusted Ordinary Shares to US$32,000,000 divided into 800,000,000 Adjusted Ordinary Shares by the creation of an additional 780,000,000 Adjusted Ordinary Shares to rank pari passu in all respects with the Adjusted Ordinary Shares existing upon approval of the Reverse Split Proposal. The increase in authorized shares and shares reverse split became effective on September 26, 2022. All share amounts have been retroactively restated to reflect increase in authorized shares and shares reverse split. Upon execution of the 40-for-1 reverse share stock split, the Company recognized additional 25,756 ordinary shares due to round up adjustment.

Sale of Ordinary Shares

On September 24, 2021, the Company and certain institutional investors entered into a securities purchase agreement (“SPA 1”), pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one ordinary share and one warrant to purchase 0.7 ordinary share, at a purchase price of $27.20 per unit, for net proceeds of approximately $19.2 million (the “Offering”). An aggregate of 790,624 ordinary shares and warrants to purchase an aggregate of 553,437 ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 1. The Offering closed on September 28, 2021.

On January 21, 2022, the Company and Hou Sing International Business Limited (“Hou Sing”) entered into a securities purchase agreement, pursuant to which the Company agreed to issue and sell to Hou Sing an aggregate of 400,000 ordinary shares at a purchase price of $40.00 per share, for proceeds of $16.0 million.

On February 21, 2022, the Company and certain institutional investors entered into a securities purchase agreement (“SPA 2”), pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one ordinary share and one warrant to purchase one ordinary share, at a purchase price of $16.00 per unit, for net proceeds of approximately $8.7 million (the “Offering”). An aggregate of 625,000 ordinary shares and warrants to purchase an aggregate of 625,000 ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 2. The Offering closed on February 24, 2022.

On September 14, 2022, the Company entered into a securities purchase agreement (the “SPA 3”) with certain institutional investors for a registered direct offering of ordinary shares and warrants. Each unit consists of one ordinary share and one warrant to purchase one ordinary share. The purchase price per unit is $3.20. The gross proceeds from the sale of the securities, before deducting placement agent fees and other estimated offering expenses payable by the Company, was approximately $5.6 million. The Company issued to the investors an aggregate of 1,750,000 ordinary shares and warrants to purchase an aggregate of 1,750,000 ordinary shares. The Investor Warrants are initially exercisable at $3.20 per Ordinary Share and expire 5.0 years from the date of issuance. Pursuant to a placement agent agreement entered into between the Company and FT Global Capital, Inc. (“FT Global”) dated September 24, 2021 (the “September 2021 PAA”), the Company issued to FT Global warrants (the “Tail Fee Warrants”) to purchase 43,125 Ordinary Shares on substantially the same terms as the Investor Warrants sold in SPA 3, except that the Tail Fee Warrants shall not be exercisable for a period of six months and shall expire 36 months after issuance, and shall have no anti-dilution protection other than adjustments based on stock splits, stock dividends, combinations of shares and similar recapitalization transactions. The net proceeds from this offering will be used for general corporate and working capital purposes. The Offering closed on September 19, 2022.

On December 20, 2022, the Company entered into certain securities purchase agreement (the “SPA”) with a certain “accredited investor” (the “Purchaser”) as such term is defined in Rule 501(a) of Regulation D of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell 1,200,000 ordinary shares, (the “Shares”) par value $0.04 per share (the “Ordinary Shares”), at a per share purchase price of $1.25 (the “Offering”). The gross proceeds to the Company from this offering was $1.5 million. The issuance and sale of the Shares is exempted from the registration requirements of the Securities Act pursuant to Regulation D promulgated thereunder and will be issued as restricted securities. The Offering closed on January 22, 2023.

Restricted Stock Grants

Restricted stock grants are measured based on the market price on the grant date. The Company has granted restricted ordinary shares to the members of the board of directors (the “Board”), senior management, and consultants.

In December 2021, the Board granted an aggregate of 2,500 restricted ordinary shares, which were issued with a fair value of $45,900 to Sir Lucas Capetian, the former CEO. These shares will vest quarterly over the required service period of one year starting from December 13, 2021 to December 12, 2022. In March 2022, all of these shares were deemed fully vested upon the approval by the Compensation Committee of the Board of Directors of the Company.

In April 2022, the Company granted an aggregate of 3,000 restricted ordinary shares, which were issued with a fair value of $27,360 to Ms. Lili Jiang, the Company’s CFO, pursuant to her employment contract. These shares will vest quarterly over the required service period of one year starting from April 1, 2022 to December 12, 2023.

In June 2022, the Company granted an aggregate of 2,500 restricted ordinary shares, which were issued with a fair value of $13,000 to Mr. Biao Lu, the Company’s CAO, pursuant to his employment contract. These shares will vest quarterly over the required service period of one year starting from June 16, 2022 to June 15, 2023.

In August 2022, the Board granted an aggregate of 7,500 restricted ordinary shares, which were issued with a fair value of $36,000 to Ms. Wei Zhang, the Company’s charwoman and Mr. Farhan Qadir, the Company’s CEO, pursuant to their employment contract. These shares will vest quarterly over the required service period of one year starting from August 9, 2022 to August 8, 2023.

For the six months ended December 31, 2022 and 2021, the Company recognized approximately $30,000 and $0.4 million compensation expense related to restricted stock grants, respectively.

Following is a summary of the restricted stock grants:

Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2021	12,146	$56.00	$-
Forfeited	(3,750)	$44.80	-
Granted	8,000	$10.80	-
Vested	(11,750)	$48.40	-
Unvested as of June 30, 2022	4,646	$7.20	$-
Forfeited	(2,396)	$5.20	-
Granted	7,500	$4.80	-
Vested	(4,625)	$6.20	-
Unvested as of December 31, 2022 (Unaudited)	5,125	$5.43	$-

Ordinary Shares Issued for Compensation

In August 2021, the Board granted an aggregate of 93,875 ordinary shares, which were issued with a fair value of $3,030,285, determined using the closing price of $32.28 on August 9, 2021, to twenty-one employees under the 2021 Plan. These shares vested immediately upon grant.

In March 2022, the Board granted an aggregate of 106,250 ordinary shares, which were issued with a fair value of $1,134,750, determined using the closing price of $10.68 on March 18, 2022, to twenty employees under the 2021 Plan. These shares vested immediately upon grant.

In November 2022, the Board granted an aggregate of 300,000 ordinary shares, which were issued with a fair value of $240,000, determined using the closing price of $0.80 on November 29, 2022, to seven employees under the 2021 Plan. These shares vested immediately upon grant.

For the six months ended December 31, 2022 and 2021, the Company recorded approximately $0.2 million and $3.0 million stock compensation expense related to ordinary shares grants, respectively.

Ordinary Shares Issued for Services

In December 2022, the Board granted an aggregate of 1,500,000 ordinary shares with a fair value of approximately $1.1 million, determined using the closing price of $0.71 on December 19, 2022, to four service providers. The value of these shares is being amortized over the service from December 19, 2022 to December 18, 2023.

For the six months ended December 31, 2022 and 2021, the Company recognized approximately $4,000 and $0 for the stock compensation expense related to services, respectively.

Warrants

On September 24, 2021, the Company and certain institutional investors entered into a SPA 1, pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one ordinary share and one warrant to purchase 0.7 ordinary share, at a purchase price of $27.20 per unit, for net proceeds of approximately $19.2 million (the “Offering”). An aggregate of 790,624 ordinary shares and warrants to purchase an aggregate of 553,437 ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 1. The Company issued a warrant to purchase 23,719 ordinary shares to the placement agent (the “Placement Agent Warrants”). The Investor Warrants and Placement Agent Warrants are initially exercisable at $40.00 per Ordinary Share and expire 3.0 years from the date of issuance. The fair value of the Investor Warrants and Placement Agent Warrants were $9,123,701, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $22.40, risk free rate of 0.55%; expected term of 3.0 years; exercise price of the warrants of $40.00, volatility of 140%; and expected future dividends of 0%.

On February 21, 2022, the Company and certain institutional investors entered into a SPA 2, pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one ordinary share and one warrant to purchase one ordinary share, at a purchase price of $16.00 per unit, for net proceeds of approximately $8.7 million (the “Offering”) before deducting placement agent fees and other estimated offering expenses. An aggregate of 625,000 ordinary shares and warrants to purchase an aggregate of 625,000 ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 2. The Investor Warrants are initially exercisable at $16.00 per Ordinary Share and expire 5.0 years from the date of issuance. Pursuant to a placement agent agreement entered into between the Company and FT Global Capital, Inc. (“FT Global”) dated September 24, 2021 (the “September 2021 PAA”), the Company issued to FT Global warrants (the “Tail Fee Warrants”) to purchase 13,632 Ordinary Shares on substantially the same terms as the Investor Warrants sold in SPA 2, except that the Tail Fee Warrants shall not be exercisable for a period of six months and shall expire 36 months after issuance, and shall have no anti-dilution protection other than adjustments based on stock splits, stock dividends, combinations of shares and similar recapitalization transactions. The fair value of the Investor Warrants were $5,008,524, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $9.20, risk free rate of 1.84%; expected term of 5.0 years; exercise price of the warrants of $16.00, volatility of 146%; and expected future dividends of 0%. The fair value of the Tail Fee Warrants were $92,251, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $9.20, risk free rate of 1.73%; expected term of 3.0 years; exercise price of the warrants of $16.00, volatility of 145%; and expected future dividends of 0%.

On September 14, 2022, in connection with the SPA 3, the Company issued to the investors an aggregate of 1,750,000 ordinary shares and warrants to purchase an aggregate of 1,750,000 ordinary shares. The Investor Warrants are initially exercisable at $3.20 per Ordinary Share and expire 5.0 years from the date of issuance. Pursuant to a placement agent agreement entered into between the Company and FT Global Capital, Inc. (“FT Global”) dated September 24, 2021 (the “September 2021 PAA”), the Company issued to FT Global warrants (the “Tail Fee Warrants”) to purchase 43,125 Ordinary Shares on substantially the same terms as the Investor Warrants sold in SPA 3, except that the Tail Fee Warrants shall not be exercisable for a period of six months and shall expire 36 months after issuance, and shall have no anti-dilution protection other than adjustments based on stock splits, stock dividends, combinations of shares and similar recapitalization transactions. The net proceeds from this offering will be used for general corporate and working capital purposes. The Offering closed on September 19, 2022. The fair value of the Investor Warrants were $7,832,106, which was considered a direct cost of the sale of SPA 3 and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $4.80, risk free rate of 3.60%; expected term of 5.0 years; exercise price of the warrants of $3.20, volatility of 151%; and expected future dividends of 0%. The fair value of the Tail Fee Warrants were $177,821, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $4.80, risk free rate of 3.79%; expected term of 3.0 years; exercise price of the warrants of $3.20, volatility of 153%; and expected future dividends of 0%.

The summary of warrant activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2021	641,157	$49.60	3.08
Granted	1,215,788	$52.00	4.02
Forfeited	-	$-	-
Exercised	(3,775)	$22.00	-
June 30, 2022	1,853,170	$35.20	2.99
Granted	1,793,125	$3.20	4.95
Forfeited	-	$-	-
Exercised	-	$-	-
December 31, 2022 (Unaudited)	3,646,295	$19.43	3.56